Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurement
Schedule of financial instruments carried at fair value

	December 31, 2013
	Fair Value Measurements Using
(in thousands of dollars)	(Level 1)	(Level 2)	(Level 3)	Total
Commodity Price Hedges
Current assets	$—	$8,837	$—	$8,837
Long-term assets	—	25,967	(569)	25,398
Current liabilities	—	10,188	476	10,664
Long-term liabilities	—	—	190	190

	December 31, 2012
	Fair Value Measurements Using
(in thousands of dollars)	(Level 1)	(Level 2)	(Level 3)	Total
Commodity Price Hedges
Current assets	$—	$17,648	$—	$17,648
Long-term assets	—	24,756	443	25,199
Current liabilities	—	2,992	1,043	4,035
Long-term liabilities	—	6,739	918	7,657

Schedule of quantitative information about Level 3 inputs used in the fair value measurement

	Quantitative Information About Level 3 Fair Value Measurements
Commodity Price Hedges	Fair Value	Valuation Technique	Unobservable Input	Range
Natural gas liquid swaps	$(1,235)	Use a discounted cash flow approach using inputs including forward price statements from counterparties	Natural gas liquid futures	$9.24 - $83.06 per barrel

Schedule of changes in fair value of Level 3 financial instruments

(in thousands of dollars)
Balance at January 1, 2012, net	$(2,083)
Purchases	(2,352)
Settlements	—
Transfers to Level 2	2,370
Transfers to Level 3	834
Changes in fair value	(288)

Balance at December 31, 2012, net	(1,519)
Purchases	(1,095)
Settlements	(210)
Transfers to Level 2	(753)
Changes in fair value	2,342

Balance at December 31, 2013, net	$(1,235)

Schedule of commodity derivative contracts which are netted on Consolidated Balance Sheet

(in thousands of dollars)	Gross Amounts of Recognized Assets / Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets / Liabilities Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet	Net Amount
December 31, 2013
Commodity derivative contracts
Assets	$38,071	$(6,035)	$32,036	$2,199	$34,235
Liabilities	(14,347)	6,035	(8,312)	(2,542)	(10,854)
December 31, 2012
Commodity derivative contracts
Assets	$49,200	$(7,831)	$41,369	$1,478	$42,847
Liabilities	(17,928)	7,831	(10,097)	(1,595)	(11,692)